January 27, 2009

VIA ELECTRONIC TRANSMISSION

Securities & Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:

Catalyst Funds, File Nos. 333-132541 and 811-21872

Dear Sir/Madam:

On behalf of Catalyst Funds, a registered investment company (the “Trust”), we hereby submit, via electronic filing, Post-Effective Amendment No. 21 to the Trust’s Registration Statement.  The Amendment is filed pursuant to Rule 485(a) promulgated under the Securities Act of 1933.  The purpose of the filing is to register shares of a new class of the Value Fund, designated as Class I, in a separate prospectus (the “Prospectus”) and to update the combined Statement of Additional Information.  The Prospectus is substantially similar to the current Value Fund prospectus, and therefore the Trust requests a selective review by the staff.  The Principal Strategies and Principal Risk sections of the Rick/Return Summary have not been revised.  The How to Buy Shares section was revised to eliminate the sub-sections on Class A and Class C shares, and the Multiple Classes sub-section was revised to describe the classes offered by separate prospectus.  The section titled “Distribution Plans” was deleted because Class I has no 12b-1 plan, and all references to the other Catalyst Funds were deleted because the Value Fund is the only series of the Trust to offer Class I shares.  The principal changes to the Statement of Additional Information were to provide updated information.

If you have any questions, please contact JoAnn Strasser at (513) 352-6725.

Very truly yours,

/s/

Thompson Hine LLP